Pension Plans (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Duties when turning over period	60 years
Plan assets	$ 7,200	$ 8,224